LEASES - Supplemental balance sheet information related to operating leases (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
LEASES
Operating lease right-of-use assets	$ 622,944	$ 674,885
Operating lease liabilities, current	150,644	144,408
Operating lease liabilities, non-current	497,577	556,584
Total operating lease liabilities	$ 648,221	$ 700,992
Weighted average remaining lease term	53 months 9 days	59 months 9 days
Weighted average discount rate	4.30%	4.30%